Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Image P2P Trading Group Limited [Member]
Depreciation expenses	$ 432,878	$ 458,802	$ 537,909	$ 35,851